Right-of-Use Assets and Lease Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2019
Right-of-Use Assets and Lease Liabilities (Textual)
Lease agreement, description	The leases are under non-cancellable terms and mature over 1-8 years. In December 2017, the Company signed on lease agreement for production plant which will be effective upon fulfillment of suspending condition as described in the lease agreement. The Company rents vehicles under an operating lease agreement, for a fixed monthly fee of $15. The leases are under non-cancellable terms and mature over 1-3 years.